BASIS FOR THE PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Statement of Income (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of income:
Net operating revenue	R$ 29,080,513	R$ 29,042,129	R$ 26,214,853
OPERATING PROFIT BEFORE FINANCIAL RESULT	6,937,255	8,600,786	16,362,847
Financial result	(1,671,646)	(2,448,786)	(447,468)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	5,265,609	6,152,000	15,915,379
Results of equity method investments	1,670,903	1,041,071	1,304,023
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS	6,952,646	7,217,786	17,219,402
Deferred income tax and social contribution		3,295,634	578,644
Net income for year of continuing operations	6,387,313	7,848,445	14,656,468
Profit (loss) from discontinued operations		3,284,975	(99,223)
Net Income of the Year	6,387,313	11,133,420	14,557,245
Amount attributed to owners of the company	6,338,688	11,195,036	14,466,539
Amount attributed to non-controlling interests	R$ 48,625	(61,617)	90,705
Originally reported
Statement of income:
Net operating revenue			24,975,747
OPERATING PROFIT BEFORE FINANCIAL RESULT			13,936,463
Financial result			(578,073)
Results of equity method investments			1,384,850
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS			14,743,240
Deferred income tax and social contribution			657,860
Net income for year of continuing operations			12,259,522
Profit (loss) from discontinued operations			1,088,055
Net Income of the Year			13,347,577
Amount attributed to owners of the company			13,262,378
Amount attributed to non-controlling interests			85,199
Adjustments
Statement of income:
Net operating revenue			796,558
OPERATING PROFIT BEFORE FINANCIAL RESULT			1,983,836
Financial result			(796,558)
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS			1,187,278
Net income for year of continuing operations			1,187,278
Profit (loss) from discontinued operations			(1,187,278)
Amount attributed to owners of the company			1,204,161
Amount attributed to non-controlling interests			5,506
Previously reported
Statement of income:
Net operating revenue		27,725,527	25,772,305
OPERATING PROFIT BEFORE FINANCIAL RESULT		7,284,184	15,920,299
Financial result		(2,081,026)	(1,374,631)
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS		5,203,158	14,545,668
Results of equity method investments		1,140,733	1,384,850
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS		6,368,606	15,930,518
Deferred income tax and social contribution		3,755,237	657,860
Net income for year of continuing operations		7,458,868	13,446,800
Profit (loss) from discontinued operations			(99,223)
Net Income of the Year		10,743,843	13,347,577
Amount attributed to owners of the company		10,697,124	13,262,378
Amount attributed to non-controlling interests		46,719	85,199
Adjustments
Statement of income:
Net operating revenue		1,316,602	442,548
OPERATING PROFIT BEFORE FINANCIAL RESULT		1,316,602	442,548
Financial result		(367,760)	927,163
PROFIT BEFORE RESULTS OF EQUITY, INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS		948,842	1,369,711
Results of equity method investments		(99,662)	(80,827)
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS		849,180	1,288,884
Deferred income tax and social contribution		(459,603)	(79,216)
Net income for year of continuing operations		389,577	1,209,668
Net Income of the Year		389,577	1,209,668
Amount attributed to owners of the company		497,912	1,204,161
Amount attributed to non-controlling interests		R$ (108,335)	5,506
Restated
Statement of income:
Net operating revenue			26,214,853
OPERATING PROFIT BEFORE FINANCIAL RESULT			16,362,847
Financial result			(447,468)
Results of equity method investments			1,304,023
PROFIT BEFORE TAXES AND SOCIAL CONTRIBUTIONS			17,219,402
Deferred income tax and social contribution			578,644
Net income for year of continuing operations			14,656,468
Profit (loss) from discontinued operations			(99,223)
Net Income of the Year			14,557,245
Amount attributed to owners of the company			14,466,539
Amount attributed to non-controlling interests			R$ 90,705
Common shares
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	R$ 4.06	R$ 8.12	R$ 10.70
Profit diluted per share (in R$ per share)	4.00	6.96	10.40
Continued Operation
Profit basic per share (in R$ per share)	4.06	5.73	10.69
Profit diluted per share (in R$ per share)	4.00	4.92	10.38
Common shares | Originally reported
EARNINGS PER SHARE
Profit basic per share (in R$ per share)			9.62
Profit diluted per share (in R$ per share)			9.49
Continued Operation
Profit basic per share (in R$ per share)			8.74
Profit diluted per share (in R$ per share)			8.63
Common shares | Adjustments
EARNINGS PER SHARE
Profit basic per share (in R$ per share)			0.00
Profit diluted per share (in R$ per share)			0.03
Continued Operation
Profit basic per share (in R$ per share)			0.86
Profit diluted per share (in R$ per share)			0.88
Common shares | Previously reported
EARNINGS PER SHARE
Profit basic per share (in R$ per share)		7.76	9.62
Profit diluted per share (in R$ per share)		6.65	9.52
Continued Operation
Profit basic per share (in R$ per share)		5.37	9.60
Profit diluted per share (in R$ per share)		4.61	9.51
Common shares | Adjustments
EARNINGS PER SHARE
Profit basic per share (in R$ per share)		0.36	1.08
Profit diluted per share (in R$ per share)		0.31	0.88
Continued Operation
Profit basic per share (in R$ per share)		0.36	1.09
Profit diluted per share (in R$ per share)		0.31	0.87
Common shares | Restated
EARNINGS PER SHARE
Profit basic per share (in R$ per share)			10.70
Profit diluted per share (in R$ per share)			10.40
Continued Operation
Profit basic per share (in R$ per share)			10.69
Profit diluted per share (in R$ per share)			10.38
Preferred shares
EARNINGS PER SHARE
Profit basic per share (in R$ per share)	4.47	8.93	10.71
Profit diluted per share (in R$ per share)	4.40	7.65	11.44
Continued Operation
Profit basic per share (in R$ per share)	4.47	6.31	10.69
Profit diluted per share (in R$ per share)	R$ 4.40	5.40	11.42
Preferred shares | Originally reported
EARNINGS PER SHARE
Profit basic per share (in R$ per share)			10.58
Profit diluted per share (in R$ per share)			10.48
Continued Operation
Profit basic per share (in R$ per share)			9.62
Profit diluted per share (in R$ per share)			9.49
Preferred shares | Adjustments
EARNINGS PER SHARE
Profit basic per share (in R$ per share)			0.00
Profit diluted per share (in R$ per share)			0.00
Continued Operation
Profit basic per share (in R$ per share)			0.94
Profit diluted per share (in R$ per share)			0.97
Preferred shares | Previously reported
EARNINGS PER SHARE
Profit basic per share (in R$ per share)		8.53	10.58
Profit diluted per share (in R$ per share)		7.31	10.48
Continued Operation
Profit basic per share (in R$ per share)		5.91	10.56
Profit diluted per share (in R$ per share)		5.07	10.46
Preferred shares | Adjustments
EARNINGS PER SHARE
Profit basic per share (in R$ per share)		0.40	0.13
Profit diluted per share (in R$ per share)		0.34	0.96
Continued Operation
Profit basic per share (in R$ per share)		0.40	0.13
Profit diluted per share (in R$ per share)		R$ 0.34	0.96
Preferred shares | Restated
EARNINGS PER SHARE
Profit basic per share (in R$ per share)			10.71
Profit diluted per share (in R$ per share)			11.44
Continued Operation
Profit basic per share (in R$ per share)			10.69
Profit diluted per share (in R$ per share)			R$ 11.42